Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of detailed information about compensation and benefits given to interested parties and related parties
	For the year ended December 31
	2024	2023
	USD in thousands	USD in thousands
Compensation and benefits which were given to related parties:

Payroll and related expenses to Related parties employed in the Company	735	*749

Granting of equity compensation to Related parties employed in the Company	817	818

Number of people to whom the benefit applies	1	1

Compensation for directors who are not employed in the Company	503	552

Number of people to whom the benefit applies	7	8

Granting of equity compensation to directors who are not employed in the Company	378	216

Number of people to whom the benefit applies	7	1

* Including bonus for outstanding performance.

Disclosure of detailed information about progressive salary program approved

Relevant year	Updated base salary (NIS)	Number of annual bonus salaries subject to the fulfillment of targets which will be determined according to the Company’s compensation policy*
2021 - Additional special compensation in respect of the closing of the Clēnera transaction - USA	150,000 (approximately USD 46,500)	Non-recurring
2022	95,000 (approximately USD 28,300)	8
2023	105,000 (approximately USD 29,800)	9
2024	108,000 (approximately USD 29,190)	10**

* The bonus amount may reach a level of 125% (i.e., above the foregoing salaries limit), subject to excellence targets which will be defined.

** Represents the target for annual bonus, not including discretionary bonus or bonus for outstanding performance.